Property and Equipment - Changes in Property and Equipment (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	₩ 13,322,492	₩ 12,871,259
Acquisition	3,011,546	3,629,986
Disposal	(95,447)	(119,039)
Transfer	(336,642)	(188,263)
Depreciation	(2,895,122)	(2,894,646)
Impairment	(631)	(3,943)
Business Combination		27,138
Ending balance	13,006,196	13,322,492
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,005,857	972,800
Acquisition	12	79
Disposal	(388)	(175)
Transfer	242,719	30,364
Business Combination		2,789
Ending balance	1,248,200	1,005,857
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	785,225	794,453
Acquisition	1,083	1,071
Disposal	(294)	(638)
Transfer	41,516	36,219
Depreciation	(54,138)	(54,463)
Business Combination		8,583
Ending balance	773,392	785,225
Structures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	265,656	291,279
Acquisition	1,632	2,288
Disposal	(198)	(32)
Transfer	6,446	10,422
Depreciation	(38,657)	(38,301)
Ending balance	234,879	265,656
Machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,912,900	7,997,927
Acquisition	553,541	560,889
Disposal	(7,267)	(49,586)
Transfer	1,734,474	1,696,447
Depreciation	(2,302,789)	(2,292,358)
Impairment	(205)	(419)
Ending balance	7,890,654	7,912,900
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	497,394	487,716
Acquisition	554,595	780,382
Disposal	(1,205)	(938)
Transfer	(476,097)	(672,199)
Depreciation	(89,506)	(105,730)
Impairment	(24)	(391)
Business Combination		8,554
Ending balance	485,157	497,394
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,786,129	1,559,333
Acquisition	345,761	720,932
Disposal	(86,069)	(65,961)
Transfer	(23,436)	(27,579)
Depreciation	(410,032)	(403,794)
Impairment	(402)	(3,133)
Business Combination		6,331
Ending balance	1,611,951	1,786,129
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,069,331	767,751
Acquisition	1,554,922	1,564,345
Disposal	(26)	(1,709)
Transfer	(1,862,264)	(1,261,937)
Business Combination		881
Ending balance	₩ 761,963	₩ 1,069,331